Statements of Net Assets Available for Benefits - EBP 001 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value:
Total investments, at fair value	$ 33,536,330	$ 28,502,617
Receivables:
Accrued income	2,314	2,434
Company matching contributions		30,773
Company profit sharing contributions	484,685	472,975
Notes receivable from participants	512,452	428,226
Total receivables	999,451	934,408
Total assets	34,535,781	29,437,025
Liabilities:
Excess contributions payable	13,619	22,333
Total liabilities	13,619	22,333
Net assets available for benefits	34,522,162	29,414,692
Registered Investment Companies [Member]
Investments, at fair value:
Total investments, at fair value	33,079,519	27,978,154
Collective Investment Fund [Member]
Investments, at fair value:
Total investments, at fair value	257,326	226,434
Omega Flex Inc Stock [Member]
Investments, at fair value:
Total investments, at fair value	$ 199,485	$ 298,029